Project debt (Tables)	9 Months Ended
Sep. 30, 2024
Project debt [Abstract]
Project debt
The breakdown of project debt for both non-current and current liabilities as of September 30, 2024, and December 31, 2023, is as follows:

	Balance as of September 30,	Balance as of December 31,
	2024	2023
	($ in thousands)
Non-current	3,852,892	3,931,873
Current	395,451	387,387
Total Project debt	4,248,343	4,319,260

Repayment schedule for project debt
The repayment schedule for project debt in accordance with the financing arrangements as of September 30, 2024, is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2024
Interest payment	Nominal repayment	Between January and September 2025	Between October and December 2025	2026	2027	2028	Subsequent years	Total
($ in thousands)
53,484	147,684	175,620	155,012	358,009	506,734	471,021	2,380,779	4,248,343

The repayment schedule for project debt in accordance with the financing arrangements as of December 31, 2023, was as follows and was consistent with the projected cash flows of the related projects:

2024		2025	2026	2027	2028	Subsequent years	Total
Interest payment	Nominal repayment
15,215	305,087	325,303	352,495	499,968	464,648	2,356,544	4,319,260